CONTRACT LIABILITY (Details) - CAD ($)	Jun. 30, 2021	Jun. 30, 2020
MORTGAGE PAYABLE
Opening balance	$ 0	$ 0
Additions	244,133	0
Revenue recognized from contract liability	(17,230)	0
Ending balance	226,903	0
Current portion	48,832	0
Long-term portion	$ 178,071	$ 0